Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 29, 2025
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for credit losses, at March 29, 2025 and March 30, 2024 consist of the following:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Customer trade receivables	$3,886	$4,992
Other receivables	2,722	3,463

	$6,608	$8,455

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2022	$1,209
Provision for credit losses	538
Net write offs	(493)

Balance March 25, 2023	$1,254
Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376
Provision for credit losses	122
Net write offs	(501)

Balance March 29, 2025	$997

Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables
The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 29, 2025:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$4,678	$107	$64	$43	$1,076	$5,968
Other receivables	1.401	218	38	31	1,034	2,722

	$6,079	$325	$102	$74	$2,110	$8,690

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 30, 2024:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$5,555	$486	$83	$101	$1,550	$7,775
Other receivables	872	1,369	363	226	797	3,627

	$6,427	$1,855	$446	$327	$2,347	$11,402